Participative shareholders’ debentures (Tables)	12 Months Ended
Dec. 31, 2023
Participative Shareholders Debentures
Schedule of statement of income and balance sheet

	Year ended December 31,
	Average price (R$)			Financial results			Liabilities
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Participative shareholders’ debentures	35.80	36.59	49.10	(179)	659	(716)	2,874	2,725	3,419

Schedule of shareholders debentures

	Availability date	Remuneration amount
Remuneration for the first half of 2023	October 2, 2023	106
Remuneration for the second half of 2022	April 3, 2023	127
Year ended December 31, 2023		233

Remuneration for the first half of 2022	October 3, 2022	137
Remuneration for the second half of 2021	April 1, 2022	234
Year ended December 31, 2022		371

Remuneration for the first half of 2021	October 1, 2021	225
Remuneration for the second half of 2020	April 1, 2021	193
Year ended December 31, 2021		418